Average Annual Total Returns (Vanguard Total International Bond Index Fund Retail)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)
Vanguard Total International Bond Index Fund
Vanguard Total International Bond Index Fund - Admiral Shares
11/1/2013 - 10/31/2014

Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)
Vanguard Total International Bond Index Fund
Vanguard Total International Bond Index Fund - Investor Shares
11/1/2013 - 10/31/2014

Average Annual Returns for Periods Ended December 31, 2014
One Year	8.82%	8.83%	8.08%	4.98%	9.14%	9.14%
Since Inception	5.42%	5.36%	4.71%	3.81%	5.75%	5.75%